UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022


Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206


Signature, Place, and Date of Signing:

    /s/  John Grizzetti         New York, New York       August 14, 2012
---------------------------     ------------------       ---------------
/s/ by  John Grizzetti with        [City, State]             [Date]
     Express Permission


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               ----------

Form 13F Information Table Entry Total:            23
                                               ----------

Form 13F Information Table Value Total:        $9,809,775
                                               ----------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

              Column 1        Column 2     Column 3  Column 4                Column 5   Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING
                              TITLE OF                VALUE      SHRS OR     SH/ PUT/  INVESTMENT   OTHER    AUTHORITY
      NAME OF ISSUER           CLASS         CUSIP   (X$1000)    PRN AMT     PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
ASSURED GUARANTY LTD            COM        019168328    87,328   6,193,464   SH        Sole                   6,193,464
BABCOCK & WILCOX CO NEW         COM        05615F102   357,571  14,594,745   SH        Sole                  14,594,745
BANK OF AMERICA CORP            COM        060505104    86,708  10,600,000   SH        Sole                  10,600,000
BEAM INC                        COM        073730103   389,588   6,234,404   SH        Sole                   6,234,404
BP PLC                     SPONSORED ADR   055622104   549,319  13,550,054   SH        Sole                  13,550,054
CIT GROUP INC                 COM NEW      125581801   333,808   9,366,112   SH        Sole                   9,366,112
CLEAR CHANNEL OUTDOOR           CL A       18451C109    30,539   5,072,946   SH        Sole                   5,072,946
ENERGY TRANSFER EQUITY LP  COM UT LTD PTN  29273V100   200,558   4,889,262   SH        Sole                   4,889,262
FORTUNE BRANDS HOME &
  SEC INC                       COM        34964C106   286,774  12,877,133   SH        Sole                  12,877,133
GOLDEN ENTERPRISES INC          COM        381010107     1,521     440,875   SH        Sole                     440,875
HUBBELL INC                     CL A       443510102    36,684     493,933   SH        Sole                     493,933
HUBBELL INC                     CL B       443510201    88,528   1,135,416   SH        Sole                   1,135,416
IVANHOE MINES LTD               COM        46579N103   165,956  16,529,481   SH        Sole                  16,529,481
LIBERTY MEDIA CORP         LIB CAP COM A   530322106   167,043   1,900,155   SH        Sole                   1,900,155
NEWS CORP                       CL A       65248E104   550,757  24,708,692   SH        Sole                  24,708,692
TYCO INTERNATIONAL LTD          COM        041872896    83,310   1,576,339   SH        Sole                   1,576,339
UNITEDHEALTH GROUP INC          COM        91324P102   145,864   2,493,410   SH        Sole                   2,493,410
WELLPOINT INC                   COM        94973V107   231,274   3,625,556   SH        Sole                   3,625,556
YPF SOCIEDAD ANONIMA       SPON ADR CL D   984245100    67,364   5,454,535   SH        Sole                   5,454,535
VERISIGN INC                 SDCV 3.25%    92343EAD4   537,707 381,515,000   PRN       Sole                 381,515,000
                               8/1/37
BP PLC                     SPONSORED ADR   055622104 1,166,741  28,780,000   SH  CALL  Sole
SPDR GOLD TRUST                 ETF        78463V907 4,081,233  26,298,300   SH  CALL  Sole
BANK OF AMERICA CORP            COM        060505904   163,600  20,000,000   SH  CALL  Sole